Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	000-49877
Entity Registrant Name	On Track Innovations Ltd.
Entity Central Index Key	0001021604
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Hatnufa 5
Entity Address, Address Line Two	Yokneam Industrial Zone
Entity Address, Address Line Three	Box 372
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069200
City Area Code	011 972 4
Local Phone Number	6868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false